SHARE-BASED COMPENSATION - Others (Details) ¥ / shares in Units, ¥ in Thousands		1 Months Ended	12 Months Ended
	May 15, 2013 $ / shares shares	Apr. 30, 2011 shares	Mar. 31, 2017 JPY (¥) ¥ / shares shares	Mar. 31, 2016 JPY (¥) ¥ / shares shares	Mar. 31, 2015 JPY (¥) ¥ / shares
SHARE-BASED COMPENSATION
Cash received from exercise of stock options | ¥			¥ 184,375	¥ 21,197	¥ 17,642
Tax deduction for exercise of stock option | ¥			0	¥ 1,349
Unrecognized compensation expense | ¥			¥ 83,316
Weighted-average period to recognize compensation expense			1 year 2 months 12 days
Weighted-average grant-date fair value per option
Weighted-average grant-date fair value per option (in Japanese yen per share) | ¥ / shares			¥ 373
Previous period of share price used for estimate of expected volatility (in years)			2 years 6 months
Shares
Outstanding at the beginning of the period (in shares)			1,285,000
Granted (in shares)			225,000
Exercised (in shares)			(545,000)
Forfeited (in shares)			(70,000)
Outstanding at the end of the period (in shares)			895,000	1,285,000
Vested and expected to vest at the end of the period (in shares)			895,000
Exercisable at the end of the period (in shares)			376,000
Weighted-average exercise price
Outstanding at the beginning of the period (in Japanese yen/dollars per share) | ¥ / shares			¥ 476
Granted (in Japanese yen/dollars per share) | ¥ / shares			1,047
Exercised (in Japanese yen/dollars per share) | ¥ / shares			248
Forfeited (in Japanese yen/dollars per share) | ¥ / shares			862
Outstanding at the end of the period (in Japanese yen/dollars per share) | ¥ / shares			729	¥ 476
Vested and expected to vest at the end of the period (in dollars per share) | ¥ / shares			729
Exercisable at the end of the period (in dollars per share) | ¥ / shares			¥ 513
Weighted-average remaining contractual term
Outstanding at the end of the period			3 years 3 months 18 days	2 years 8 months 12 days
Vested and expected to vest at the end of the period			3 years 3 months 18 days
Exercisable at the end of the period			3 years 1 month 6 days
Aggregate intrinsic value
Outstanding at the end of the period | ¥			¥ 117,016	¥ 632,571
Vested and expected to vest at the end of the period | ¥			117,016
Exercisable at the end of the period | ¥			86,960
Intrinsic value of stock options exercised | ¥			¥ 333,700	¥ 191,100	¥ 66,560
Nonvested stock options
Nonvested at the beginning of the period (in shares)			544,000
Granted (in shares)			225,000
Vested (in shares)			(180,000)
Forfeited (in shares)			(70,000)
Nonvested at the end of the period (in shares)			519,000	544,000
Nonvested Stock Options Weighted-Average Grant Date Fair Value
Nonvested at the beginning of the period (in Japanese yen per share) | ¥ / shares			¥ 396
Granted (in Japanese yen per share) | ¥ / shares			373
Vested (in Japanese yen per share) | ¥ / shares			262
Forfeited (in Japanese yen per share) | ¥ / shares			462
Nonvested at the end of the period (in Japanese yen per share) | ¥ / shares			¥ 422	¥ 396
Non-employees
Aggregate intrinsic value
Intrinsic value of stock options exercised | ¥			¥ 52,184
5th series Stock Option Grant
Shares
Granted (in shares)		800,000
Nonvested stock options
Granted (in shares)		800,000
8th series Stock Option Grant
SHARE-BASED COMPENSATION
Cash received from exercise of stock options | ¥			49,412
Shares
Granted (in shares)	88,000
Weighted-average exercise price
Granted (in Japanese yen/dollars per share) | $ / shares	$ 5.03
Aggregate intrinsic value
Intrinsic value of stock options exercised | ¥			¥ 52,184
Nonvested stock options
Granted (in shares)	88,000
Employee stock options
Weighted-average assumptions used in estimating the fair value of options granted
Expected life of stock option			4 years 2 months 12 days	4 years 2 months 12 days	4 years 3 months 18 days
Expected volatility (as a percent)			71.90%	97.10%	109.30%
Risk-free interest rate (as a percent)			0.20%	0.10%	0.20%
Expected dividend yield (as a percent)			0.20%	0.30%	0.80%
Weighted-average grant-date fair value per option
Weighted-average grant-date fair value per option (in Japanese yen per share) | ¥ / shares			¥ 373	¥ 600	¥ 293
Nonvested Stock Options Weighted-Average Grant Date Fair Value
Granted (in Japanese yen per share) | ¥ / shares			¥ 373	¥ 600	¥ 293